SIGNIFICANT ACCOUNTING POLICIES (Details) (TAT Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill
Impairment charge to goodwill	$ 1,015
Derivative financial instruments
Notional amount of contracts	2,700
Fair value of the foreign exchange contracts and options	27	(372)
Share-based Compensation
Share based compensation expenses (income)	8	(37)	49
MRO Services for Aviation Components [Member]
Goodwill
Impairment charge to goodwill			4,223
OEM Electric Motion Systems [Member]
Goodwill
Impairment charge to goodwill	$ 1,015
Buildings [Member]
Property, plant and equipment
Estimated useful lives, years	25 years
Machinery and Equipment [Member]
Property, plant and equipment
Estimated useful lives, years	10 years
Machinery and Equipment [Member] | Minimum [Member]
Property, plant and equipment
Estimated useful lives, years	4 years
Machinery and Equipment [Member] | Maximum [Member]
Property, plant and equipment
Estimated useful lives, years	10 years
Motor Vehicles [Member] | Minimum [Member]
Property, plant and equipment
Estimated useful lives, years	6 years
Motor Vehicles [Member] | Maximum [Member]
Property, plant and equipment
Estimated useful lives, years	7 years
Office Furniture and Equipment [Member]
Property, plant and equipment
Estimated useful lives, years	7 years
Office Furniture and Equipment [Member] | Minimum [Member]
Property, plant and equipment
Estimated useful lives, years	3 years
Office Furniture and Equipment [Member] | Maximum [Member]
Property, plant and equipment
Estimated useful lives, years	17 years
Software [Member]
Property, plant and equipment
Estimated useful lives, years	3 years